WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Number of warrants
Balance at	8,411,764	9,707,677
Exercised		(8,239,863)
Expired		(3,056,050)
Balance at	8,411,764	8,411,764
Weighted Average Exercise Price
Balance at	$ 2.92	$ 0.80
Exercised		2.65
Expired		6.91
Balance at	$ 2.92	$ 2.92
Issued in January 2018
Number of warrants
Issued		3,000,000
Weighted Average Exercise Price
Issued		$ 6.00
Issued in February 2018
Number of warrants
Issued		3,000,000
Weighted Average Exercise Price
Issued		$ 7.00
Issued in May 2018
Number of warrants
Issued		4,000,000
Weighted Average Exercise Price
Issued		$ 5.20
Expire November 2021
Number of warrants
Expired	4,411,764
Weighted Average Exercise Price
Expired	$ 0.85
Expire November 2019
Number of warrants
Expired	4,000,000
Weighted Average Exercise Price
Expired	$ 5.20